T. ROWE PRICE QM U.S. Value Equity Fund
March 31, 2021 (Unaudited)
1
Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 95.6%
COMMUNICATION SERVICES 5.7%
Diversified Telecommunication Services 3.1%
AT&T  15,175 459
Verizon Communications  8,763 510
969
Media 2.6%
Comcast, Class A  8,870 480
Discovery, Class C (1) 810 30
Fox, Class B  3,430 120
Interpublic Group  4,360 127
ViacomCBS, Class B  1,102 50
807
Total Communication Services 1,776
CONSUMER DISCRETIONARY 6.8%
Auto Components 0.9%
Lear  351 64
Magna International  2,277 200
264
Automobiles 1.5%
Ford Motor (1) 14,580 179
General Motors  5,040 289
468
Distributors 0.6%
LKQ (1) 4,570 193
193
Hotels, Restaurants & Leisure 0.3%
Travel + Leisure  1,754 107
107
Household Durables 0.8%
PulteGroup  2,300 120
Whirlpool  525 116
236
Internet & Direct Marketing Retail 0.4%
eBay  2,100 129
129

T. ROWE PRICE QM U.S. Value Equity Fund

Shares $ Value
(Cost and value in $000s)
Multiline Retail 1.3%
Kohl's  2,210 132
Target  1,310 259
391
Specialty Retail 1.0%
AutoZone (1) 116 163
Best Buy  615 71
Lowe's  350 66
300
Total Consumer Discretionary 2,088
CONSUMER STAPLES 7.0%
Beverages 0.2%
Molson Coors Beverage, Class B  935 48
48
Food & Staples Retailing 1.5%
Kroger  2,800 101
Walgreens Boots Alliance  3,990 219
Walmart  1,006 137
457
Food Products 2.4%
Bunge  470 37
Conagra Brands  3,210 121
Ingredion  1,140 103
J M Smucker  1,185 150
Kraft Heinz  3,660 146
Tyson Foods, Class A  2,600 193
750
Household Products 0.6%
Kimberly-Clark  1,380 192
192
Tobacco 2.3%
Altria Group  5,785 296
Philip Morris International  4,670 414
710
Total Consumer Staples 2,157

T. ROWE PRICE QM U.S. Value Equity Fund

Shares $ Value
(Cost and value in $000s)
ENERGY 4.9%
Energy Equipment & Services 0.3%
Halliburton  4,680 100
100
Oil, Gas & Consumable Fuels 4.6%
Chevron  4,119 432
ConocoPhillips  3,915 207
Devon Energy  5,580 122
Exxon Mobil  4,867 272
HollyFrontier  2,970 106
Murphy Oil  1,840 30
Occidental Petroleum  3,230 86
Occidental Petroleum, Warrants, 8/3/27 (1) 425 5
Valero Energy  2,279 163
1,423
Total Energy 1,523
FINANCIALS 21.6%
Banks 10.8%
Bank of America  17,940 694
Citigroup  5,240 381
Citizens Financial Group  4,545 201
Fifth Third Bancorp  6,748 253
JPMorgan Chase  5,308 808
KeyCorp  8,070 161
PNC Financial Services Group  1,282 225
Regions Financial  8,015 165
Wells Fargo  11,770 460
3,348
Capital Markets 3.5%
Ameriprise Financial  758 176
Goldman Sachs Group  1,044 342
Morgan Stanley  4,652 361
State Street  2,515 211
1,090
Consumer Finance 1.5%
Ally Financial  1,868 85
Capital One Financial  1,732 220
Discover Financial Services  1,298 123
Synchrony Financial  760 31
459

T. ROWE PRICE QM U.S. Value Equity Fund

Shares $ Value
(Cost and value in $000s)
Diversified Financial Services 0.6%
Equitable Holdings  6,040 197
197
Insurance 5.2%
Aflac  1,700 87
Allstate  1,970 226
American International Group  4,656 215
Everest Re Group  600 149
Hartford Financial Services Group  3,340 223
Lincoln National  1,550 97
MetLife  4,524 275
Prudential Financial  1,560 142
Travelers  1,390 209
1,623
Total Financials 6,717
HEALTH CARE 12.4%
Biotechnology 2.3%
AbbVie  1,857 201
Alexion Pharmaceuticals (1) 810 124
Amgen  504 125
Biogen (1) 315 88
Gilead Sciences  2,936 190
728
Health Care Equipment & Supplies 0.4%
Medtronic  610 72
Zimmer Biomet Holdings  385 62
134
Health Care Providers & Services 4.6%
Anthem  820 294
Cigna  1,117 270
CVS Health  4,031 303
HCA Healthcare  1,200 226
McKesson  875 171
Universal Health Services, Class B  1,230 164
1,428
Pharmaceuticals 5.1%
Bristol-Myers Squibb  4,830 305
Jazz Pharmaceuticals (1) 570 94
Johnson & Johnson  3,335 548
Merck  2,585 199
Pfizer  11,735 425

T. ROWE PRICE QM U.S. Value Equity Fund

Shares $ Value
(Cost and value in $000s)
Viatris (1) 1,087 15
1,586
Total Health Care 3,876
INDUSTRIALS & BUSINESS SERVICES 14.6%
Aerospace & Defense 2.9%
Boeing (1) 720 183
General Dynamics  860 156
L3Harris Technologies  1,180 239
Lockheed Martin  440 163
Textron  2,950 166
907
Air Freight & Logistics 0.7%
United Parcel Service, Class B  1,200 204
204
Airlines 1.1%
Alaska Air Group (1) 1,470 102
Delta Air Lines (1) 1,952 94
Southwest Airlines  1,020 62
United Airlines Holdings (1) 1,548 89
347
Building Products 0.7%
Johnson Controls International  3,480 208
208
Electrical Equipment 1.4%
Eaton  1,003 139
Emerson Electric  2,510 227
Regal Beloit  591 84
450
Industrial Conglomerates 1.5%
Carlisle  1,020 168
General Electric  23,860 313
481
Machinery 3.1%
AGCO  930 134
Allison Transmission Holdings  2,830 115
Cummins  867 225
Parker-Hannifin  630 199
Snap-on  710 164
Timken  1,630 132

T. ROWE PRICE QM U.S. Value Equity Fund

Shares $ Value
(Cost and value in $000s)
969
Professional Services 1.1%
Leidos Holdings  1,340 129
ManpowerGroup  1,130 112
Nielsen Holdings  4,288 108
349
Road & Rail 1.5%
CSX  2,720 263
Union Pacific  990 218
481
Trading Companies & Distributors 0.6%
United Rentals (1) 590 194
194
Total Industrials & Business Services 4,590
INFORMATION TECHNOLOGY 8.9%
Communications Equipment 1.6%
Cisco Systems  9,768 505
505
Electronic Equipment, Instruments & Components 0.4%
Arrow Electronics (1) 1,150 127
127
IT Services 1.0%
DXC Technology  598 19
International Business Machines  2,110 281
300
Semiconductors & Semiconductor Equipment 3.6%
Applied Materials  990 132
Broadcom  220 102
Intel  8,255 529
Lam Research  64 38
Micron Technology (1) 2,485 219
NXP Semiconductors  540 109
1,129
Software 1.1%
Oracle  2,452 172
SS&C Technologies Holdings  2,440 171
343

T. ROWE PRICE QM U.S. Value Equity Fund

Shares $ Value
(Cost and value in $000s)
Technology Hardware, Storage & Peripherals 1.2%
HP  5,960 189
NCR (1) 2,800 106
Seagate Technology  1,210 93
388
Total Information Technology 2,792
MATERIALS 5.2%
Chemicals 2.5%
Celanese  814 122
CF Industries Holdings  2,870 130
Dow  3,130 200
Eastman Chemical  1,418 156
Huntsman  2,710 78
LyondellBasell Industries, Class A  747 78
764
Containers & Packaging 1.7%
Berry Global Group (1) 1,720 106
International Paper  3,420 185
Packaging Corp. of America  761 102
Westrock  2,560 133
526
Metals & Mining 1.0%
Reliance Steel & Aluminum  1,330 202
Steel Dynamics  2,360 120
322
Total Materials 1,612
REAL ESTATE 3.0%
Equity Real Estate Investment Trusts 3.0%
Apartment Income REIT, REIT  1,942 83
Equity Residential, REIT  2,250 161
Gaming & Leisure Properties, REIT  2,988 127
Mid-America Apartment Communities, REIT  1,200 173
Omega Healthcare Investors, REIT  3,440 126
Piedmont Office Realty Trust, Class A, REIT  1,077 19
Service Properties Trust, REIT  2,122 25
Weyerhaeuser, REIT  5,810 207
Total Real Estate 921
UTILITIES 5.5%
Electric Utilities 3.8%
Edison International  1,464 86

T. ROWE PRICE QM U.S. Value Equity Fund

Shares $ Value
(Cost and value in $000s)
Entergy  1,949 194
Evergy  2,510 149
Exelon  6,333 277
NRG Energy  1,500 57
OGE Energy  4,850 157
Southern  4,390 273
1,193
Independent Power & Renewable Electricity Producers 0.3%
Vistra  4,580 81
81
Multi-Utilities 1.4%
CenterPoint Energy  7,940 180
Public Service Enterprise Group  4,120 248
428
Total Utilities 1,702
Total Common Stocks (Cost $23,523) 29,754
SHORT-TERM INVESTMENTS 4.0%
Money Market Funds 4.0%
T. Rowe Price Government Reserve Fund, 0.04% (2)(3) 1,247,785 1,248
Total Short-Term Investments (Cost $1,248) 1,248
Total Investments in Securities 99.6%
(Cost $24,771) $ 31,002
Other Assets Less Liabilities 0.4% 137
Net Assets 100.0% $ 31,139
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Seven-day yield
(3) Affiliated Companies
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE QM U.S. Value Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2021.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.04% $ — $ — $ —
T. Rowe Price Short-Term Fund, 0.08% — — —++
Totals $ —# $ — $ —+
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
03/31/21
T. Rowe Price Government
Reserve Fund, 0.04% $ 123  ¤  ¤ $ 1,248
T. Rowe Price Short-Term Fund,
0.08% 52  ¤  ¤ —
Total $ 1,248^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $0 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1,248.

T. ROWE PRICE QM U.S. Value Equity Fund
Unaudited
Notes to Portfolio of Investments
10
T. Rowe Price QM U.S. Value Equity Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE QM U.S. Value Equity Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific

T. ROWE PRICE QM U.S. Value Equity Fund

considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   On March 31, 2021, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
F201-054Q1 03/21